BORROWINGS (Details 3) (USD $)	Dec. 31, 2014	Dec. 31, 2013
BORROWINGS
Total	$ 134,299,521	$ 151,391,572
Long-term borrowings from non-banking institutions	17,676,744
Average interest rate on long-term borrowings (as a percent)	6.32%	6.15%
Future principal repayment on the long-term borrowings loans
2015	54,878,591
2016	57,778,769
2017	36,450,149
2018	7,304,681
2019 and thereafter	32,765,922
Total	189,178,112
Less: future principal repayment related to long-term borrowings, current portion	(54,878,591)
Total long-term portion	134,299,521	151,391,572
Unsecured
BORROWINGS
Total	50,162,122	62,664,031
Long-term borrowings from non-banking institutions	15,469,224.000	1,148,124
Future principal repayment on the long-term borrowings loans
Total long-term portion	50,162,122	62,664,031
Borrowings secured by project assets
BORROWINGS
Total	43,748,979	60,589,417
Long-term borrowings from non-banking institutions	15,219,196	7,590,000
Future principal repayment on the long-term borrowings loans
Total long-term portion	43,748,979	60,589,417
Borrowings secured by restricted cash
BORROWINGS
Total	9,700,000	19,400,000
Future principal repayment on the long-term borrowings loans
Total long-term portion	$ 9,700,000	$ 19,400,000